Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Overdrafts reclassified as loans receivable	$ 373,000	$ 212,000
Average required cash balance	$ 0	$ 0